Average Annual Total Returns - All America Fund	All America Fund Class Past One Year	All America Fund Class Past Five Years	All America Fund Class Past Ten Years	All America Fund Class Return after taxes on distributions Past One Year	All America Fund Class Return after taxes on distributions Past Five Years	All America Fund Class Return after taxes on distributions Past Ten Years	All America Fund Class Return after taxes on distributions and sales of shares Past One Year	All America Fund Class Return after taxes on distributions and sales of shares Past Five Years	All America Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years
Total				16.78%	12.87%	11.96%	12.08%	9.70%	9.66%	18.40%	15.22%	13.88%	11.85%	9.30%	9.07%